T. ROWE PRICE Dynamic Global Bond Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 7,210,000 7,442
Total Albania (Cost
$7,639
)
7,442
AUSTRIA 0.4%
Government Bonds 0.4%
Republic of Austria, 0.85%, 6/30/2120 (1) 53,475,000 18,787
Total Austria (Cost
$24,550
)
18,787
BRAZIL 1.5%
Corporate Bonds 0.6%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 17,530,000 12,643
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1)(2) 13,800,000 12,727
25,370
Government Bonds 0.9%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  210,429,000 38,981
38,981
Total Brazil (Cost
$68,623
)
64,351
CANADA 0.4%
Corporate Bonds 0.4%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (3) 15,285,000 15,237
Total Canada (Cost
$15,285
)
15,237
CHILE 1.4%
Government Bonds 1.4%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (1) 52,940,000,000 58,967
Total Chile (Cost
$68,083
)
58,967
CHINA 0.3%
Corporate Bonds 0.3%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (4)(5) 11,400,000 883
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (4)(5) 10,055,000 754
Country Garden Holdings, 3.125%, 10/22/25 (USD)  10,570,000 724

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Country Garden Holdings, 3.30%, 1/12/31 (USD)  8,854,000 576
Country Garden Holdings, 5.40%, 5/27/25 (USD)  2,135,000 141
Kaisa Group Holdings, 8.50%, 6/30/22 (USD) (4)(5) 15,890,000 934
Kaisa Group Holdings, 11.50%, 1/30/23 (USD) (4)(5) 8,854,000 520
Kaisa Group Holdings, 11.70%, 11/11/25 (USD) (4)(5) 2,800,000 164
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 13,051,000 767
Longfor Group Holdings, 3.85%, 1/13/32 (USD) (2) 11,115,000 4,725
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (4)(5) 17,195,000 719
Shimao Group Holdings, 5.20%, 1/16/27 (USD) (4)(5) 2,220,000 83
Times China Holdings, 6.20%, 3/22/26 (USD) (4)(5) 3,220,000 113
Times China Holdings, 6.75%, 7/8/25 (USD) (4)(5) 12,750,000 446
Total China (Cost
$78,268
)
11,549
COLOMBIA 2.6%
Government Bonds 2.5%
Republic of Colombia, Series B, 13.25%, 2/9/33  397,809,500,000 105,394
105,394
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $1,123 (USD) (5)(6) † 1,467
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $3,416 (USD) (5)(6) † 3,398
4,865
Total Colombia (Cost
$96,002
)
110,259
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 2.75%, 5/3/49  20,454,000 15,539
Total Cyprus (Cost
$19,888
)
15,539
CZECHIA 1.3%
Government Bonds 1.3%
Republic of Czech, Series 138, 1.75%, 6/23/32  1,550,000,000 53,299
Total Czechia (Cost
$54,292
)
53,299
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 5,435,000 4,988
Total Dominican Republic (Cost
$4,781
)
4,988

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
FRANCE 0.0%
Corporate Bonds 0.0%
Altice France Holding, 4.00%, 2/15/28 (1) 3,780,000 1,848
Total France (Cost
$3,726
)
1,848
HUNGARY 1.3%
Government Bonds 1.3%
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  22,085,120,000 49,790
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  1,785,270,000 3,267
Total Hungary (Cost
$41,281
)
53,057
INDIA 0.7%
Corporate Bonds 0.3%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 14,320
14,320
Government Bonds 0.4%
Republic of India, 6.45%, 10/7/29  1,253,000,000 14,545
14,545
Total India (Cost
$35,089
)
28,865
INDONESIA 0.9%
Government Bonds 0.9%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  579,300,000,000 37,965
Total Indonesia (Cost
$38,222
)
37,965
IRELAND 0.9%
Corporate Bonds 0.9%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD) (2) 13,050,000 11,171
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  15,025,000 11,912
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  7,225,000 7,117
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (1) 9,735,000 9,513
Total Ireland (Cost
$44,405
)
39,713

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ISRAEL 1.5%
Government Bonds 1.5%
State of Israel, Series 0347, 3.75%, 3/31/47  215,621,000 50,520
State of Israel, Series 1152, 2.80%, 11/29/52  71,357,832 13,472
Total Israel (Cost
$85,549
)
63,992
ITALY 9.6%
Corporate Bonds 0.2%
Enel Finance International, 7.75%, 10/14/52 (USD) (1) 5,200,000 5,661
5,661
Government Bonds 9.4%
Italy Buoni Poliennali Del Tesoro, Series 2Y, 3.60%, 9/29/25  376,841,000 395,499
395,499
Total Italy (Cost
$419,900
)
401,160
IVORY COAST 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  9,700,000 8,493
Total Ivory Coast (Cost
$8,676
)
8,493
JAPAN 0.7%
Government Bonds 0.7%
Government of Japan, Series 14, 0.70%, 3/20/61  2,570,850,000 12,434
Government of Japan, Series 15, 1.00%, 3/20/62  3,393,100,000 18,058
Total Japan (Cost
$31,108
)
30,492
MALAYSIA 0.7%
Government Bonds 0.7%
Government of Malaysia, Series 0216, 4.736%, 3/15/46  67,360,000 15,000
Government of Malaysia, Series 0518, 4.921%, 7/6/48  67,600,000 15,327
Total Malaysia (Cost
$30,759
)
30,327

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 9.3%
Corporate Bonds 1.4%
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  73,650,000 59,845
59,845
Government Bonds 7.9%
United Mexican States, Series M, 5.75%, 3/5/26  1,622,900,000 83,584
United Mexican States, Series M, 7.75%, 5/29/31  1,396,570,000 70,628
United Mexican States, Series M, 8.50%, 5/31/29  3,291,972,000 176,764
330,976
Total Mexico (Cost
$391,606
)
390,821
NETHERLANDS 0.0%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR, Acquisition date: 4/1/19,
Cost $235 (5)(6) 597,196 240
240
Convertible Bonds 0.0%
Fortenova Group TopCo, Acquisition date: 4/1/19 - 4/1/22,
Cost $1,194, 2.50%, 4/1/24, (2.50% PIK) (5)(6)(7) 2,557,406 1,027
1,027
Total Netherlands (Cost
$1,429
)
1,267
NEW ZEALAND 2.1%
Government Bonds 2.1%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  240,229,000 87,498
Total New Zealand (Cost
$130,515
)
87,498
PHILIPPINES 0.7%
Government Bonds 0.7%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 28,486
Total Philippines (Cost
$37,244
)
28,486
QATAR 0.2%
Corporate Bonds 0.2%
Qatar Energy, 2.25%, 7/12/31 (USD)  8,240,000 6,619
Total Qatar (Cost
$8,289
)
6,619

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 1.2%
Government Bonds 1.2%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  249,285,000 49,139
Total Romania (Cost
$59,829
)
49,139
SERBIA 1.8%
Government Bonds 1.8%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 53,120
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  2,572,930,000 20,941
Total Serbia (Cost
$84,684
)
74,061
SOUTH AFRICA 0.6%
Government Bonds 0.6%
Republic of South Africa, Series 2048, 8.75%, 2/28/48  686,301,000 25,203
Total South Africa (Cost
$29,769
)
25,203
SWEDEN 0.3%
Corporate Bonds 0.3%
Castellum, 2.125%, 11/20/23 (EUR)  12,220,000 12,832
Total Sweden (Cost
$11,989
)
12,832
SWITZERLAND 0.3%
Corporate Bonds 0.3%
UBS Group, 3.75%, 3/26/25 (USD)  1,830,000 1,762
UBS Group, 4.55%, 4/17/26 (USD)  5,235,000 5,028
UBS Group, VR, 1.305%, 2/2/27 (USD) (1)(3) 5,590,000 4,932
UBS Group, VR, 2.193%, 6/5/26 (USD) (1)(3) 2,920,000 2,719
Total Switzerland (Cost
$14,292
)
14,441
THAILAND 3.0%
Government Bonds 3.0%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 24,481
Kingdom of Thailand, 4.00%, 6/17/72  195,600,000 5,524
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  3,649,262,694 94,922
Total Thailand (Cost
$145,759
)
124,927

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 12.7%
Corporate Bonds 0.2%
Barclays, VR, 6.125% (USD) (3)(8) 8,109,000 7,336
Merlin Entertainments, 5.75%, 6/15/26 (USD)  1,215,000 1,168
Motion Bondco, 6.625%, 11/15/27 (USD) (1)(2) 2,200,000 2,035
10,539
Government Bonds 12.5%
United Kingdom Gilt, 1.625%, 10/22/71  153,890,000 80,869
United Kingdom Gilt, 3.50%, 7/22/68  42,958,000 40,510
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/24  331,852,273 401,747
523,126
Total United Kingdom (Cost
$516,434
)
533,665
UNITED STATES 27.6%
Asset-Backed Securities 3.0%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 6,500,000 6,408
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  5,923,485 5,906
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1) 7,960,000 7,910
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28  2,907,751 2,864
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1) 2,335,588 2,247
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,802,875 4,380
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28 (1) 17,480,000 16,365
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 19,008,000 18,598
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%,
6/15/25  10,542,289 10,517
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (1) 10,721,553 10,103
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,449,188 3,743
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  11,021,971 10,982
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%,
3/17/25  12,257,056 12,211

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 1,232,226 1,227
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39 (1) 1,095,000 1,041
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (1) 7,955,382 7,859
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
C, 5.916%, 8/16/32 (1) 1,423,038 1,415
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32 (1) 3,353,298 3,340
127,116
Bank Loans 0.9% (9)
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%,
9.13%, 8/21/26  7,868,438 7,629
IRB Holding, FRN, 1M TSFR + 3.00%, 8.416%, 12/15/27  4,609,148 4,588
Life Time, FRN, 1M TSFR + 4.75%, 10.611%, 1/15/26  2,496,426 2,500
Nascar Holdings, FRN, 1M TSFR + 2.50%, 7.931%, 10/19/26  485,710 486
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.398%, 4/11/29  24,439,748 21,945
RealPage, FRN, 1M TSFR + 3.00%, 8.431%, 4/24/28  2,660,700 2,628
39,776
Corporate Bonds 5.1%
Capital One Financial, VR, 6.312%, 6/8/29 (3) 10,620,000 10,393
Capital One Financial, VR, 6.377%, 6/8/34 (3) 10,620,000 10,047
CEC Entertainment, 6.75%, 5/1/26 (1) 11,860,000 11,193
Charles Schwab, VR, 5.643%, 5/19/29 (3) 11,000,000 10,722
Charles Schwab, VR, 5.853%, 5/19/34 (3) 8,800,000 8,332
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 6,190,000 6,120
Diamond Sports Group, 5.375%, 8/15/26 (1)(4)(5) 34,830,000 697
DISH Network, 11.75%, 11/15/27 (1) 25,935,000 26,162
Fifth Third Bancorp, 2.375%, 1/28/25  3,470,000 3,295
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 3,047
Fifth Third Bank, 3.95%, 7/28/25  1,113,000 1,071
Fifth Third Bank, VR, 5.852%, 10/27/25 (3) 4,148,000 4,082
GTCR W-2 Merger, 7.50%, 1/15/31 (1) 2,690,000 2,687
Hyundai Capital America, 5.50%, 3/30/26 (1) 7,285,000 7,193
NGL Energy Partners, 6.125%, 3/1/25  6,781,000 6,628
Ovintiv, 6.25%, 7/15/33  5,400,000 5,219
Ovintiv, 7.10%, 7/15/53  8,170,000 8,137
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26 (1) 14,775,000 14,775
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,420,000 7,064
Sirius XM Radio, 5.00%, 8/1/27 (1) 725,000 662
Southern, VR, 1.875%, 9/15/81 (EUR) (3) 7,590,000 6,339
Stagwell Global, 5.625%, 8/15/29 (1) 17,057,000 13,774
Townsquare Media, 6.875%, 2/1/26 (1)(2) 9,850,000 9,247

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Venture Global LNG, 8.375%, 6/1/31 (1) 28,855,000 28,458
Vistra, VR, 7.00% (1)(3)(8) 7,285,000 6,702
212,046
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 4,847,592 2,515
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  167,584 162
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,322,744 780
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 921
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 803
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 666
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 867
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 864
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,144,738 1,156
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,164
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,153
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,132
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,280,000 9,335
21,518
Non-U.S. Government Mortgage-Backed Securities 1.9%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 6,750
BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%,
2/15/53  7,995,000 6,429
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 4,615
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1,
CMO, ARM, 4.272%, 11/25/61 (1) 4,122,599 3,960
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M TSFR + 2.264%, 7.596%, 4/15/34 (1) 5,535,000 5,422
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 3,224
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 8.065%, 5/25/42 (1) 5,211,560 5,342
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, ARM, 1M TSFR + 1.579%, 6.912%, 7/15/36 (1) 6,701,505 6,112

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.615%, 2/25/42 (1) 8,231,321 8,210
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 860,761 827
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58 (1) 2,000,444 1,893
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 13,495,620 11,686
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67 (1) 15,920,215 13,692
78,162
U.S. Treasury Obligations 16.2%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  250,100,097 245,684
U.S. Treasury Notes, 0.125%, 12/15/23  264,000,000 261,195
U.S. Treasury Notes, 1.625%, 10/31/23  175,000,000 174,508
681,387
Total United States (Cost
$1,182,389
)
1,160,005
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 5.40% (11)(12) 156,002,616 156,003
Total Short-Term Investments (Cost $156,003) 156,003
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (11)(12) 514,948 515
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 515
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.40% (11)(12) 10,347,813 10,348
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 10,348
Total Securities Lending Collateral (Cost $10,863) 10,863

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 1.0%
Exchange-Traded Options Purchased 0.4%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 10/27/23 @
$107.50 (5) 11,734 1,268,005 7,517
U.S. Treasury 10-Year Notes Futures, Put, 11/24/23 @
$105.50 (5) 5,867 634,003 2,658
U.S. Treasury 10-Year Notes Futures, Put, 11/24/23 @
$106.00 (5) 5,867 634,003 3,300
U.S. Treasury Bond Futures, Put, 11/24/23 @
$111.00 (5) 3,620 411,888 5,713
Total Exchange-Traded Options Purchased (Cost $16,901) 19,188
OTC Options Purchased 0.6%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Comerica, Put,
1/19/24 @ $20.00 (5) 15,538 64,560 427
Barclays Bank
S&P 500 Index,
Put, 11/17/23 @
$3,850.00 (5) 738 316,458 948
Citibank
USD / CNH,
Call, 1/15/24 @
CNH7.37 (5) 1 178,350 1,142
Citibank
USD / EUR,
Call, 1/24/24 @
EUR1.04 (5) 1 170,380 1,504
Citibank
USD / EUR,
Call, 9/12/24 @
EUR1.05 (5) 1 211,363 3,929
Citibank
USD / EUR,
Put, 10/17/23 @
EUR1.15 (5) 1 263,160 —
Citibank
USD / GBP,
Call, 1/31/24 @
GBP1.20 (5) 1 170,710 2,064
Goldman Sachs
USD / TWD,
Call, 5/22/24 @
TWD32.50 (5) 1 106,920 1,208
Goldman Sachs
Zions Bancorp, Put,
1/19/24 @ $15.00 (5) 22,071 77,006 772
UBS Investment Bank
M&T Bank, Put,
12/15/23 @
$70.00 (5) 11,261 142,395 676

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
S&P 500 Index,
Put, 10/13/23 @
$4,250.00 (5) 1,450 621,767 5,017
UBS Investment Bank
S&P 500 Index,
Put, 10/27/23 @
$4,000.00 (5) 1,477 633,345 1,610
UBS Investment Bank
USD / GBP,
Call, 1/31/24 @
GBP1.20 (5) 1 222,950 2,696
UBS Investment Bank
USD / MXN,
Call, 11/3/23 @
MXN18.00 (5) 1 217,190 1,589
Total OTC Options Purchased (Cost $34,267) 23,582
Total Options Purchased (Cost $51,168) 42,770
Total Investments in Securities 89.9%
(Cost $4,008,388) $ 3,774,930
Other Assets Less Liabilities 10.1% 422,432
Net Assets 100.0% $ 4,197,362
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$422,000 and represents 10.1% of net assets.
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$6,132 and represents 0.1% of net assets.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M NDBB Three month NZD bank bill
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / EUR, Call, 1/24/24 @
EUR1.02 1 170,380 (750)
Citibank
USD / EUR, Call, 9/12/24 @
EUR1.00 1 211,363 (1,655)
Citibank
USD / GBP, Call, 1/31/24 @
GBP1.12 1 341,420 (666)
UBS Investment Bank
USD / MXN, Call, 11/3/23 @
MXN19.00 1 217,190 (417)
Total Options Written (Premiums $(4,090)) $ (3,488)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS (0.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.5)%
Credit Default Swaps, Protection Bought (0.6)%
Bahrain 0.0%
Barclays Bank, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) * 8,426 (6) 32 (38)
JPMorgan Chase, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 (USD) * 15,413 220 411 (191)
Total Bahrain 443 (229)
United States (0.6)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 20,610 (2,253) (1,612) (641)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 70,237 (6,134) (4,338) (1,796)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 92,800 (10,142) (6,120) (4,022)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 43,927 (3,837) (2,371) (1,466)
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 5,685 (745) (624) (121)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 24,750 (2,705) (2,001) (704)
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 * 2,045 19 195 (176)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 46,400 (5,071) (2,874) (2,197)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 185,116 (16,366) (13,008) (3,358)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 45,130 10,752 12,599 (1,847)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 42,840 10,207 7,606 2,601
Total United States (12,548) (13,727)
Total Bilateral Credit Default Swaps, Protection
Bought (12,105) (13,956)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 12,000 1,134 1,362 (228)
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 16,950 1,601 1,374 227
Total Luxembourg 2,736 (1)
United States 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 5,060 33 (33) 66
Barclays Bank, Protection Sold (Relevant
Credit: CCO Holdings, B1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 7,450 81 53 28

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Barclays Bank, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 * 16,500 28 (59) 87
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 4,410 48 (37) 85
Total United States (76) 266
Total Bilateral Credit Default Swaps, Protection Sold 2,660 265
Total Return Swaps 0.0%
Japan 0.0%
Morgan Stanley, Pay Underlying
Reference: SoftBank Group Monthly,
Receive Variable (0.249)% (JPY TONA +
(0.20)%) Monthly, 1/17/24 1,861,558 708 — 708
Total Japan — 708
United States 0.0%
JPMorgan Chase, Pay Underlying
Reference: Okta Monthly, Receive Variable
4.709% (SOFR + (0.25)%) Monthly,
1/18/24 11,702 415 — 415
Morgan Stanley, Pay Underlying
Reference: Crowdstrike Holdings, Class A
Monthly, Receive Variable 4.759% (SOFR
+ (0.20)%) Monthly, 1/18/24 13,749 (129) — (129)
Total United States — 286
Total Bilateral Total Return Swaps — 994
Total Bilateral Swaps (9,445) (12,697)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Bought (0.2)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 43,520 (1,363) (1,807) 444
Total Canada 444

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S40, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/28 80,305 (2,680) (2,943) 263
Total Foreign/Europe 263
France (0.0)%
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 14,200 (412) (314) (98)
Total France (98)
Luxembourg (0.0)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 7,215 (939) (1,598) 659
Total Luxembourg 659
South Africa 0.1%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 69,750 3,548 5,767 (2,219)
Total South Africa (2,219)
United States (0.2)%
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 8,470 15 295 (280)
Protection Bought (Relevant Credit: Gap),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 21,620 2,270 3,682 (1,412)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 17,452 (2,241) (2,191) (50)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 23,770 2,422 4,279 (1,857)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 238,656 (4,939) (2,887) (2,052)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/28 41,950 (722) (957) 235
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 631,000 (7,751) (8,252) 501
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 8,180 77 900 (823)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 30,945 (291) 1,461 (1,752)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 4,250 (32) 55 (87)
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 18,860 1,425 2,770 (1,345)
Total United States (8,922)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (9,873)
Credit Default Swaps, Protection Sold (0.0)%
United States (0.0)%
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 8,610 (36) (366) 330
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24 10,900 (189) (831) 642
Total United States 972
Total Centrally Cleared Credit Default Swaps,
Protection Sold 972
Interest Rate Swaps 0.5%
Czech Republic (0.1)%
5 Year Interest Rate Swap, Receive Fixed
4.060% Annually, Pay Variable 7.090% (6M
CZK PRIBOR) Semi-Annually, 7/20/28 1,165,100 (1,656) — (1,656)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
4.120% Annually, Pay Variable 7.100% (6M
CZK PRIBOR) Semi-Annually, 7/19/28 582,550 (763) — (763)
5 Year Interest Rate Swap, Receive Fixed
4.130% Annually, Pay Variable 7.100% (6M
CZK PRIBOR) Semi-Annually, 7/19/28 582,550 (752) — (752)
Total Czech Republic (3,171)
Foreign/Europe 0.1%
2 Year Interest Rate Swap, Receive Fixed
3.723% Annually, Pay Variable 3.972% (6M
EURIBOR) Semi-Annually, 7/28/25 349,520 (913) — (913)
2 Year Interest Rate Swap, Receive Fixed
3.726% Annually, Pay Variable 3.972% (6M
EURIBOR) Semi-Annually, 7/28/25 349,520 (898) — (898)
5 Year Interest Rate Swap, Receive Fixed
3.261% Annually, Pay Variable 3.938% (6M
EURIBOR) Semi-Annually, 9/11/28 484,212 (3,241) — (3,241)
5 Year Interest Rate Swap, Receive Fixed
3.394% Annually, Pay Variable 4.122% (6M
EURIBOR) Semi-Annually, 9/27/28 490,202 (381) — (381)
30 Year Interest Rate Swap, Pay Fixed
2.816% Annually, Receive Variable 3.940%
(6M EURIBOR) Semi-Annually, 8/8/53 51,816 2,959 — 2,959
30 Year Interest Rate Swap, Pay Fixed
2.852% Annually, Receive Variable 3.938%
(6M EURIBOR) Semi-Annually, 9/11/53 102,668 4,959 — 4,959
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable 4.122%
(6M EURIBOR) Semi-Annually, 9/29/53 103,797 636 — 636
Total Foreign/Europe 3,121
India (0.0)%
5 Year Interest Rate Swap, Receive Fixed
6.051% Semi-Annually, Pay Variable
6.950% (1 Day INR MIBOR) Semi-Annually,
5/26/28 2,500,000 (890) — (890)
Total India (890)
Japan 0.2%
5 Year Interest Rate Swap, Pay Fixed
0.303% Annually, Receive Variable
(0.060)% (JPY TONA) Annually, 7/24/28 30,551,900 2,019 — 2,019
5 Year Interest Rate Swap, Pay Fixed
0.507% Annually, Receive Variable
(0.045)% (JPY TONA) Annually, 9/13/28 8,735,555 73 — 73

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
0.512% Annually, Receive Variable
(0.012)% (JPY TONA) Annually, 9/14/28 12,739,350 88 — 88
5 Year Interest Rate Swap, Pay Fixed
0.530% Annually, Receive Variable
(0.012)% (JPY TONA) Annually, 9/14/28 11,320,342 11 — 11
10 Year Interest Rate Swap, Pay Fixed
0.639% Annually, Receive Variable
(0.059)% (JPY TONA) Annually, 7/28/33 15,843,626 2,837 — 2,837
10 Year Interest Rate Swap, Pay Fixed
0.648% Annually, Receive Variable
(0.059)% (JPY TONA) Annually, 7/28/33 16,066,092 2,779 — 2,779
10 Year Interest Rate Swap, Pay Fixed
0.658% Annually, Receive Variable
(0.056)% (JPY TONA) Annually, 5/2/33 6,062,147 856 — 856
10 Year Interest Rate Swap, Pay Fixed
0.659% Annually, Receive Variable
(0.056)% (JPY TONA) Annually, 5/2/33 6,062,146 850 — 850
10 Year Interest Rate Swap, Pay Fixed
0.660% Annually, Receive Variable
(0.056)% (JPY TONA) Annually, 5/2/33 3,031,073 424 — 424
Total Japan 9,937
New Zealand (0.2)%
2 Year Interest Rate Swap, Receive Fixed
5.074% Semi-Annually, Pay Variable
5.640% (3M NDBB) Quarterly, 2/21/25 227,776 (1,490) 1 (1,491)
2 Year Interest Rate Swap, Receive Fixed
5.079% Semi-Annually, Pay Variable
5.640% (3M NDBB) Quarterly, 2/21/25 329,869 (2,144) — (2,144)
2 Year Interest Rate Swap, Receive Fixed
5.235% Semi-Annually, Pay Variable
5.645% (3M NDBB) Quarterly, 5/29/25 130,998 311 — 311
2 Year Interest Rate Swap, Receive Fixed
5.369% Semi-Annually, Pay Variable
5.645% (3M NDBB) Quarterly, 2/28/25 199,068 (808) — (808)
2 Year Interest Rate Swap, Receive Fixed
5.380% Semi-Annually, Pay Variable
5.645% (3M NDBB) Quarterly, 2/28/25 25,742 (102) — (102)
2 Year Interest Rate Swap, Receive Fixed
5.425% Semi-Annually, Pay Variable
5.650% (3M NDBB) Quarterly, 2/28/25 235,220 (832) — (832)
2 Year Interest Rate Swap, Receive Fixed
5.475% Semi-Annually, Pay Variable
5.690% (3M NDBB) Quarterly, 7/4/25 78,000 (264) — (264)
Total New Zealand (5,330)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United Kingdom 0.5%
5 Year Interest Rate Swap, Receive Fixed
4.525% Annually, Pay Variable 5.185%
(GBP SONIA) Annually, 9/14/28 194,294 (946) — (946)
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 5.187%
(GBP SONIA) Annually, 9/27/51 27,725 18,124 (2) 18,126
30 Year Interest Rate Swap, Pay Fixed
3.944% Annually, Receive Variable 5.186%
(GBP SONIA) Annually, 8/8/53 1,993 118 — 118
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 4.125%
(GBP SONIA) Annually, 10/11/72 14,144 (279) — (279)
Total United Kingdom 17,019
Total Centrally Cleared Interest Rate Swaps 20,686
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 74,483 643 — 643
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,849 560 — 560
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,848 209 1 208
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.205% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 52,830 142 — 142
Total Foreign/Europe 1,553
United States 0.0%
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.486% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 21,526 290 — 290
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.490% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 21,526 284 1 283
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.539% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 43,164 400 — 400

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.543% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 45,322 405 — 405
Total United States 1,378
Total Centrally Cleared Zero-Coupon Inflation Swaps 2,931
Total Centrally Cleared Swaps 14,716
Net payments (receipts) of variation margin to date (13,676)
Variation margin receivable (payable) on centrally cleared swaps $ 1,040
*
Credit ratings as of September 30, 2023. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(65).

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/6/23 KRW 57,197,040 USD 44,434 $ (2,054)
Bank of America 10/20/23 AUD 92,612 USD 62,793 (3,201)
Bank of America 10/20/23 EUR 137,408 USD 151,420 (6,016)
Bank of America 10/20/23 JPY 11,839,894 USD 86,488 (6,958)
Bank of America 10/20/23 MXN 414,008 USD 23,756 (87)
Bank of America 10/20/23 NZD 96,635 USD 57,134 784
Bank of America 10/20/23 USD 216,831 AUD 313,784 14,924
Bank of America 10/20/23 USD 265,214 EUR 239,802 11,458
Bank of America 10/20/23 USD 292,899 NZD 471,186 10,492
Bank of America 11/17/23 USD 41,743 GBP 33,246 1,168
Bank of America 11/20/23 CZK 56,177 USD 2,445 (16)
Bank of America 11/24/23 USD 64,043 SEK 717,531 (1,787)
Bank of America 12/8/23 USD 10,364 MYR 47,860 102
Barclays Bank 10/6/23 INR 2,731,450 USD 32,825 48
Barclays Bank 10/6/23 INR 750,405 USD 9,124 (93)
Barclays Bank 10/6/23 TWD 1,078,715 USD 33,858 (394)
Barclays Bank 10/6/23 USD 42,918 KRW 57,197,040 538
Barclays Bank 10/13/23 USD 20,074 ZAR 381,581 (54)
Barclays Bank 10/20/23 RON 56,576 USD 11,990 30
Barclays Bank 10/20/23 RSD 427,235 USD 3,999 (143)
Barclays Bank 11/17/23 PLN 22,801 USD 5,582 (370)
Barclays Bank 11/17/23 USD 5,118 GBP 4,187 8
Barclays Bank 11/17/23 USD 23,991 PLN 103,172 406
Barclays Bank 11/17/23 ZAR 193,865 USD 10,108 87
Barclays Bank 11/20/23 USD 12,935 CZK 284,803 617
Barclays Bank 1/17/24 KRW 57,197,040 USD 43,175 (629)
Barclays Bank 1/17/24 USD 32,657 INR 2,731,450 (24)
BNP Paribas 10/6/23 USD 44,011 INR 3,653,785 38
BNP Paribas 10/20/23 JPY 13,077,896 USD 96,151 (8,305)
BNP Paribas 10/20/23 RON 48,197 USD 10,199 40
BNP Paribas 10/20/23 USD 35,745 RON 157,296 2,327
BNP Paribas 11/10/23 USD 43,207 CLP 37,793,581 813
BNP Paribas 11/17/23 PLN 214,695 USD 49,487 (407)
BNP Paribas 11/17/23 USD 43,014 SEK 459,844 838
BNP Paribas 11/17/23 ZAR 151,732 USD 7,922 57
BNP Paribas 11/17/23 ZAR 735,561 USD 38,881 (201)
BNP Paribas 12/4/23 USD 58,702 BRL 289,830 1,530
BNP Paribas 12/7/23 USD 30,376 COP 128,323,038 (519)
BNY Mellon 10/20/23 USD 348,372 MXN 5,996,498 5,550
Canadian Imperial Bank
of Commerce 10/20/23 CAD 119,232 USD 90,298 (2,488)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 1/19/24 USD 42,528 CAD 57,374 $ 209
Citibank 10/6/23 IDR 12,471,286 USD 830 (24)
Citibank 10/6/23 TWD 1,630,964 USD 50,536 60
Citibank 10/6/23 USD 7,530 TWD 232,972 302
Citibank 10/19/23 ILS 82,831 USD 21,587 149
Citibank 10/19/23 ILS 46,254 USD 12,154 (16)
Citibank 10/19/23 USD 108,774 ILS 402,138 3,246
Citibank 10/20/23 NZD 16,770 USD 10,141 (90)
Citibank 10/20/23 RSD 267,849 USD 2,507 (90)
Citibank 10/20/23 USD 286,665 EUR 254,533 17,320
Citibank 10/20/23 USD 12,481 MXN 214,074 242
Citibank 10/20/23 USD 41,956 RON 198,489 (214)
Citibank 10/20/23 USD 20,085 RSD 2,096,230 1,169
Citibank 11/10/23 USD 21,732 CLP 18,614,749 852
Citibank 11/17/23 USD 56,494 HUF 20,114,821 2,373
Citibank 12/7/23 COP 20,407,843 USD 4,968 (55)
Citibank 12/7/23 USD 30,582 COP 129,619,230 (625)
Citibank 1/17/24 USD 50,839 TWD 1,630,964 (144)
Deutsche Bank 10/6/23 USD 33,929 TWD 1,051,467 1,310
Deutsche Bank 10/20/23 EUR 121,601 USD 137,270 (8,593)
Deutsche Bank 10/20/23 RSD 267,637 USD 2,524 (109)
Deutsche Bank 10/20/23 USD 2,303 RON 10,442 85
Deutsche Bank 10/20/23 USD 2,762 RSD 295,939 92
Deutsche Bank 11/17/23 USD 4,225 PLN 18,292 44
Deutsche Bank 11/17/23 ZAR 95,580 USD 5,047 (21)
Deutsche Bank 12/8/23 USD 60,510 THB 2,103,993 2,366
Deutsche Bank 1/17/24 USD 31,236 TWD 998,563 21
Goldman Sachs 10/6/23 IDR 208,836,134 USD 13,453 53
Goldman Sachs 10/6/23 IDR 10,890,138 USD 728 (24)
Goldman Sachs 10/6/23 INR 171,930 USD 2,090 (20)
Goldman Sachs 10/6/23 TWD 874,042 USD 27,102 13
Goldman Sachs 10/6/23 TWD 523,656 USD 16,257 (12)
Goldman Sachs 10/6/23 USD 59,718 TWD 1,852,353 2,253
Goldman Sachs 10/19/23 ILS 10,057 USD 2,619 21
Goldman Sachs 10/19/23 ILS 28,003 USD 7,449 (101)
Goldman Sachs 10/20/23 EUR 100,365 USD 109,851 (3,645)
Goldman Sachs 10/20/23 USD 41,938 AUD 65,411 (150)
Goldman Sachs 10/20/23 USD 5,042 EUR 4,590 184
Goldman Sachs 10/20/23 USD 272,825 JPY 38,380,116 15,022
Goldman Sachs 11/17/23 USD 21,454 SEK 237,379 (318)
Goldman Sachs 11/17/23 USD 103,308 ZAR 1,976,372 (619)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 12/4/23 BRL 195,655 USD 38,721 $ (125)
Goldman Sachs 12/4/23 USD 58,646 BRL 289,830 1,474
Goldman Sachs 12/15/23 USD 21,345 CNH 154,057 163
Goldman Sachs 1/17/24 USD 13,433 IDR 208,836,134 (39)
Goldman Sachs 1/17/24 USD 85,271 KRW 114,061,377 425
Goldman Sachs 1/17/24 USD 43,607 TWD 1,397,697 (84)
HSBC Bank 10/6/23 IDR 204,434,350 USD 13,228 (6)
HSBC Bank 10/6/23 USD 31,353 TWD 970,585 1,243
HSBC Bank 10/19/23 ILS 23,204 USD 6,100 (11)
HSBC Bank 10/20/23 AUD 98,312 USD 63,447 (187)
HSBC Bank 10/20/23 MXN 820,945 USD 47,968 (1,034)
HSBC Bank 10/20/23 USD 205,156 EUR 185,850 8,491
HSBC Bank 12/7/23 USD 29,617 PHP 1,683,178 (113)
HSBC Bank 12/8/23 USD 20,715 MYR 95,722 191
HSBC Bank 12/15/23 USD 42,665 CNH 308,119 300
HSBC Bank 1/17/24 USD 13,211 IDR 204,434,350 23
JPMorgan Chase 10/20/23 AUD 65,431 USD 42,081 21
JPMorgan Chase 10/20/23 AUD 24,985 USD 16,997 (920)
JPMorgan Chase 10/20/23 CAD 175,192 USD 133,112 (4,090)
JPMorgan Chase 10/20/23 EUR 156,161 USD 172,578 (7,330)
JPMorgan Chase 10/20/23 JPY 11,412,823 USD 81,864 (5,203)
JPMorgan Chase 10/20/23 MXN 208,697 USD 12,173 (241)
JPMorgan Chase 10/20/23 NZD 35,683 USD 21,450 (63)
JPMorgan Chase 10/20/23 USD 115,930 CAD 152,078 3,931
JPMorgan Chase 10/20/23 USD 215,237 EUR 199,904 3,699
JPMorgan Chase 10/20/23 USD 12,518 MXN 213,643 304
JPMorgan Chase 11/17/23 SEK 697,223 USD 63,671 277
JPMorgan Chase 11/17/23 USD 42,728 GBP 34,792 267
JPMorgan Chase 11/17/23 ZAR 129,502 USD 6,746 64
JPMorgan Chase 11/24/23 SEK 717,531 USD 65,546 284
JPMorgan Chase 12/15/23 CNH 650,526 USD 89,575 (130)
Morgan Stanley 10/20/23 USD 884 EUR 783 55
Morgan Stanley 12/4/23 BRL 87,336 USD 17,155 73
Morgan Stanley 12/15/23 USD 64,501 CNH 467,147 270
RBC Dominion Securities 10/20/23 AUD 97,874 USD 63,807 (829)
RBC Dominion Securities 10/20/23 CAD 115,765 USD 86,345 (1,089)
RBC Dominion Securities 10/20/23 MXN 2,521,022 USD 142,605 1,523
RBC Dominion Securities 10/20/23 MXN 833,174 USD 48,528 (895)
RBC Dominion Securities 10/20/23 USD 62,693 CAD 84,393 541
RBC Dominion Securities 10/20/23 USD 21,107 CAD 28,800 (103)
RBC Dominion Securities 10/20/23 USD 54,666 MXN 937,519 1,068
State Street 10/20/23 MXN 206,584 USD 11,767 43

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 10/20/23 MXN 570,182 USD 33,061 $ (464)
State Street 10/20/23 NZD 70,168 USD 41,861 194
State Street 10/20/23 NZD 34,283 USD 20,637 (89)
State Street 10/20/23 USD 41,815 AUD 65,149 (106)
State Street 10/20/23 USD 107,289 CAD 144,918 562
State Street 10/20/23 USD 233,774 EUR 210,509 11,015
State Street 10/20/23 USD 347,591 MXN 5,996,498 4,768
State Street 11/17/23 USD 36,182 GBP 29,203 541
State Street 11/17/23 USD 49,881 GBP 41,132 (318)
State Street 11/17/23 USD 20,563 ZAR 398,582 (396)
State Street 11/17/23 ZAR 97,230 USD 5,052 61
State Street 11/17/23 ZAR 65,193 USD 3,443 (15)
State Street 12/4/23 BRL 87,778 USD 17,550 (235)
State Street 12/15/23 CNH 278,797 USD 38,411 (78)
UBS Investment Bank 10/6/23 IDR 200,646,482 USD 12,930 47
UBS Investment Bank 10/6/23 USD 41,510 IDR 637,278,390 294
UBS Investment Bank 10/19/23 ILS 33,309 USD 8,715 26
UBS Investment Bank 10/20/23 EUR 156,499 USD 176,526 (10,920)
UBS Investment Bank 10/20/23 MXN 1,246,585 USD 70,920 348
UBS Investment Bank 10/20/23 MXN 835,868 USD 48,656 (869)
UBS Investment Bank 10/20/23 NZD 73,571 USD 43,926 169
UBS Investment Bank 10/20/23 RON 20,598 USD 4,352 24
UBS Investment Bank 10/20/23 USD 83,171 CHF 75,151 881
UBS Investment Bank 10/20/23 USD 211,869 EUR 191,074 9,675
UBS Investment Bank 10/20/23 USD 22,266 JPY 3,249,687 438
UBS Investment Bank 10/20/23 USD 16,098 MXN 276,065 315
UBS Investment Bank 11/17/23 USD 431,971 GBP 339,376 17,782
UBS Investment Bank 11/17/23 USD 84,476 PLN 344,752 5,665
UBS Investment Bank 12/7/23 USD 62,047 COP 260,534,653 (679)
UBS Investment Bank 12/8/23 USD 73,486 THB 2,545,181 3,150
UBS Investment Bank 1/17/24 USD 12,910 IDR 200,646,482 (33)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 94,616

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 3,793 Euro BOBL contracts 12/23 464,175 $ (6,515)
Short, 3,385 Euro BTP contracts 12/23 (392,701) 11,820
Short, 1,009 Euro BUND contracts 12/23 (137,229) 3,775
Short, 739 Euro BUXL thirty year bond contracts 12/23 (95,601) 8,290
Short, 1,874 Euro OAT contracts 12/23 (244,094) 2,107
Long, 4,553 Euro SCHATZ contracts 12/23 505,386 (2,165)
Short, 560 Japanese Bond ten year contracts 12/23 (543,212) 3,721
Long, 1,208 Republic of South Korea ten year bond
contracts 12/23 96,594 (858)
Short, 645 U.K. Gilt ten year contracts 12/23 (74,101) 1,282
Long, 27,923 U.S. Treasury Notes five year contracts 12/23 2,941,950 (28,974)
Short, 3,251 U.S. Treasury Notes ten year contracts 12/23 (351,311) 6,040
Short, 6,761 Ultra U.S. Treasury Bonds contracts 12/23 (802,446) 59,116
Net payments (receipts) of variation margin to date (64,702)
Variation margin receivable (payable) on open futures contracts $ (7,063)

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 7,187++
Totals $ —# $ — $ 7,187+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 534,699  ¤  ¤ $ 166,866
Total $ 166,866^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $7,187 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $166,866.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Dynamic Global Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it

T. ROWE PRICE Dynamic Global Bond Fund

with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Global Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,560,189 $ — $ 3,560,189
Common Stocks — 240 — 240
Private Investment Company
2
— — — 4,865
Short-Term Investments 156,003 — — 156,003
Securities Lending Collateral 10,863 — — 10,863
Options Purchased 19,188 23,582 — 42,770
Total Securities 186,054 3,584,011 — 3,774,930
Swaps* — 68,297 — 68,297
Forward Currency Exchange
Contracts — 179,926 — 179,926
Futures Contracts* 96,151 — — 96,151
Total $ 282,205 $ 3,832,234 $ — $ 4,119,304
Liabilities
Options Written $ — $ 3,488 $ — $ 3,488
Swaps* — 75,723 — 75,723
Forward Currency Exchange
Contracts — 85,310 — 85,310
Futures Contracts* 38,512 — — 38,512
Total $ 38,512 $ 164,521 $ — $ 203,033
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds,
Government Bonds, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Treasury Obligations.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Dynamic Global Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F35-054Q3 09/23
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.